Interest and Finance Costs	6 Months Ended
Jun. 30, 2025
Interest and Finance Costs
Interest and Finance Costs

10. Interest and Finance Costs:

The amounts in the unaudited interim condensed consolidated statements of comprehensive income are analyzed as follows:

	Six months ended
	June 30,
	2025	2024
Interest expense (Note 5)	$10,366	$17,590
Amortization of deferred financing fees	267	734
Series B Preferred Units Interest (Note 8)	529	—
Other	—	77
Total	$11,162	$18,401

Following reclassification to liability status on May 27, 2025 (Note 8), distributions accrued on the Series B Preferred Units are no longer presented as dividends but are recognized as interest expense in accordance with ASC 835-30.

For the period May 27, 2025 through June 30, 2025, the Partnership recognized $529.0 of interest expense related to the Series B Preferred Units. As of June 30, 2025, in Interest and Finance Costs in the accompanying unaudited interim condensed consolidated statements of comprehensive income as presented in the table above.